OPERATING COSTS AND EXPENSES - Provision/Reversals (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Jul. 31, 2020 installment
OPERATING CHARGES (REVERSALS), NET
Contingencies	R$ (4,187,904)	R$ (1,757,494)	R$ (1,819,710)
(Provision) / Reversal for losses on investments	(679,801)	334,100	340,361
Provision for Implantation of Shares - Compulsory Loan	(345,393)
ECL	(994,167)	(290,736)	(1,776,727)
Provision for ANEEL - CCC	(63,525)	53,063
Provision for losses on investments classified as held for sale			(553,607)
Guarantees	12,395	101,274	(37,783)
Onerous contracts	(89,053)	179,003	1,353,849
Usina Candiota III - Inflexibility	(50,582)
Usina Candiota III - Coal	(76,345)
Adjustment portion RAP	(223,881)
GAG improvement	(177,588)	(209,917)
Impairment of long-term assets	(441,664)	121,581	6,546,048
TFRH			1,183,583
Others	(106,108)	(203,278)	(438,550)
Operating Charges (Reversals), Net	(7,373,551)	(2,005,808)	6,495,463
Generator failure provision	(126,927)
Number of installments Adjustment portion RAP to be returned | installment				36
UTE Candiota
OPERATING CHARGES (REVERSALS), NET
Impairment of long-term assets	(611,416)
UTE Santa Cruz
OPERATING CHARGES (REVERSALS), NET
Impairment of long-term assets	215,800
Campos Neutrais and Eolicas do Sul
OPERATING CHARGES (REVERSALS), NET
(Provision) / Reversal for losses on investments	(415,671)
Manaus Transmissora
OPERATING CHARGES (REVERSALS), NET
(Provision) / Reversal for losses on investments	(98,146)
SPEs
OPERATING CHARGES (REVERSALS), NET
(Provision) / Reversal for losses on investments	(165,985)
Financing and Loans
OPERATING CHARGES (REVERSALS), NET
ECL	(139,237)	(356,202)	(81,388)
Accounts receivable
OPERATING CHARGES (REVERSALS), NET
ECL	(804,865)	R$ (267,938)	R$ (160,116)
Accounts receivable | Chesf | Ligas do Brasil - Libra
OPERATING CHARGES (REVERSALS), NET
ECL	(102,500)
Accounts receivable | Chesf | Energisa Sergipe
OPERATING CHARGES (REVERSALS), NET
ECL	(30,000)
Accounts receivable | Chesf | CEAL
OPERATING CHARGES (REVERSALS), NET
ECL	(9,700)
Accounts receivable | Amazonas GT | Amazonas Energia
OPERATING CHARGES (REVERSALS), NET
ECL	R$ (358,900)